Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 256,501	$ 366,761	$ 252,399
Trade and other receivables	985,951	1,032,522	815,128
Prepaid forward purchase agreement		969
Inventories	78,682	64,184	221,151
Total Current assets	1,321,134	1,464,436	1,288,678
Non-current assets
Property, plant and equipment, net	21,043,668	21,786,365	22,493,283
Intangible assets, net	2,475,974	2,381,465	1,845,912
Total Non-current assets	23,519,642	24,167,830	24,339,195
Total assets	24,840,776	25,632,266	25,627,873
Current liabilities
Trade and other payables	5,503,478	6,560,559	4,285,345
Lease liabilities	149,516	192,282	185,764
Borrowings	4,672,286	5,666,160	5,427,538
Deferred underwriting fee payable	2,153,125	2,753,125
Tax liabilities	203,020	56,540
Total Current liabilities	12,681,425	15,228,666	9,898,647
Non-current liabilities
Lease liabilities (non-current)	1,852,343	1,974,524	2,071,571
Borrowings (non-current)		112,319	371,103
Deferred tax liabilities	298,000	296,000	163,000
Total Non-current liabilities	2,150,343	2,382,843	2,605,674
Total liabilities	14,831,768	17,611,509	12,504,321
Net assets	10,009,008	8,020,757	13,123,552
EQUITY
Share capital	11,892	10,892	10,000
Accumulated losses	(100,457,352)	(99,985,928)	(5,006,590)
Other reserves	3,422,799	3,422,799	3,422,799
Share premium reserve	92,183,727	89,725,052
Exchange reserves	(123,198)	(123,198)	(460,481)
Revaluation surplus	14,971,140	14,971,140	15,157,824
Total equity	$ 10,009,008	$ 8,020,757	$ 13,123,552